Selling, General And Administrative Expenses	12 Months Ended
Dec. 31, 2013
Selling, General And Administrative Expenses [Abstract]
Selling, General And Administrative Expenses

19. Selling, general and administrative expenses

We had 153, 159 and 163 persons in employment as of December 31, 2011, 2012 and 2013, respectively. Selling, general and administrative expenses include the following expenses:

	Year ended December 31,
	2011	2012	2013
Personnel expenses (1) (3)	$52,262	$44,645	$55,654
Travel expenses	5,862	7,098	6,728
Professional services	13,159	17,906	13,253
Office expenses	3,943	3,506	3,443
Directors expenses	5,582	4,786	3,393
Aircraft management fee (2)	26,841	641	(477)
Mark-to-market on derivative instruments and foreign currency results	2,811	(2,914)	115
Other expenses	10,286	7,741	6,970
	$120,746	$83,409	$89,079

(1)Includes share-based compensation of $6,159, $7,128 and $9,292 in the years ended December 31, 2011, 2012 and

             2013, respectively.

(2)Includes a charge of $24,500 relating to the buy-out of the Genesis portfolio servicing rights in the year ended December 31, 2011.

(3)Includes termination and severance payments of $5,151 in the year ended December 31, 2011.